Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

	Shares	Fair Value
Common Stock - 96.6%
Hydrogen Equipment - 0.8%
Norway - 0.8%
Nel ASA (1)	45,000	$73,937

Electric Vehicle Charging - 4.6%
United States - 4.6%
Chargepoint Holdings Inc. (1)	20,902	442,077

Electric Vehicle OEM - 5.3%
Cayman Islands - 5.3%
Nio, Inc. (1)	13,000	511,030

Industrials - 4.6%
United States - 4.6%
Plug Power, Inc. (1)	16,938	441,404

Natural Gas Gatherers & Processors - 0.8%
United States - 0.8%
New Fortress Energy, Inc.	2,600	76,362

New Energy Vehicle - 8.2%
Canada - 0.6%
Ballard Power Systems, Inc. (1)	3,348	56,246
Cayman Islands - 4.2%
NIU Technologies (1)	15,084	405,609
United States - 3.4%
Tesla, Inc. (1)	450	331,074
		792,929
Other Renewable Generation - 1.3%
United States - 1.3%
Bloom Energy Corporation (1)	3,496	74,884
FuelCell Energy, Inc. (1)	7,578	47,287
		122,171
Power Semiconductor - 2.2%
Germany - 1.4%
Infineon Technology	3,233	137,673
United States - 0.8%
Cree, Inc. (1)	854	72,573
		210,246
Smart Grid - 5.2%
Switzerland - 0.9%
Landis & Gyr Group	1,204	92,231
United States - 4.3%
Itron, Inc. (1)	4,912	412,657
		504,888
Solar Developer - 6.4%
Mauritius - 4.5%
Azure Power Global Ltd (1)	19,345	434,489
United States - 1.9%
Sunnova Energy International, Inc. (1)	5,038	182,376
		616,865
Solar Energy Equipment - 22.3%
France - 0.6%
Schneider Electric	1,608	57,341
United States - 21.7%
Array Technologies Inc. (1)	24,081	459,225
Enphase Energy, Inc. (1)	2,888	501,732
First Solar, Inc. (1)	1,807	169,858
Solaredge Technologies, Inc. (1)	1,600	463,648
Sunrun, Inc. (1)	11,192	495,246
		2,147,050
Solar Generation - 5.9%
Spain - 5.9%
Solaria Energia y Medio Ambiente, SA (1)	28,664	568,596

Solar Materials - 1.6%
China - 1.6%
JinkoSolar Holding Co., Ltd. (1)	3,158	155,374

Utilities - 8.3%
Germany - 1.2%
RWE AG	2,879	112,485
Italy - 1.4%
Enel S.p.A.	15,297	139,384
Spain - 1.2%
EDP Renovaveis S.A.	4,250	113,009
United States - 4.5%
AES Corporation	4,200	100,254
NextEra Energy, Inc.	4,000	335,960
		801,092
Water Tech & Equipment - 3.7%
United States - 3.7%
Energy Recovery, Inc. (1)	4,721	96,450
Evoqua Water Technologies Corporation (1)	6,689	260,336
		356,786
Wind Energy Equipment - 3.9%
Denmark - 1.0%
Vestas Wind System	6,955	93,684
Germany - 0.7%
Nordex SE (1)	3,939	73,811
United States - 2.2%
TPI Composites, Inc. (1)	5,878	213,430
		380,925
Wind Generation - 2.0%
Denmark - 2.0%
Vestas Wind System	4,665	188,357

YieldCo - 9.5%
Canada - 0.8%
Innergex Renewable Energy	4,777	76,143
United Kingdom - 4.3%
Atlantica Sustainable Infrastructure plc	11,010	414,086
United States - 4.4%
Clearway Energy, Inc.	7,000	219,730
NextEra Energy Partners, L.P.	2,600	207,818
		917,777
Total Common Stock (Cost $6,722,262)		$9,307,866

	Shares	Fair Value
Short-Term Investments - Investment Companies - 1.9%
United States - 1.9%
First American Government Obligations Fund - Class X, 0.01%(2)	90,976	$90,976
First American Treasury Obligations Fund - Class X, 0.03%(2)	90,975	90,975
Total Short-Term Investments (Cost $181,951)		$181,951

Total Investments - 98.5% (Cost $6,904,213)		$9,489,817
Other Assets in Excess of Liabilities - 1.5%		143,731
Total Net Assets Applicable to Unitholders - 100.0%		$9,633,548

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended August 31, 2021. As such, it is classified as a non-income producing security as of August 31, 2021.
(2)	Rate reported is the current yield as of August 31, 2021.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$9,307,866	$9,307,866	$-	$-
Total Equity Securities	9,307,866	9,307,866	-	-
Other
Short Term Investments (a)	181,951	181,951	-	-
Total Other	181,951	181,951	-	-
Total Assets	$9,489,817	$9,489,817	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2021.